CONVERTIBLE NOTE PAYABLE (Details Narrative)						9 Months Ended
	Oct. 19, 2022 USD ($) ft²	Jul. 28, 2022 USD ($) $ / shares shares	Jul. 28, 2022 USD ($) $ / shares shares	Feb. 25, 2022 shares	Jan. 26, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Oct. 19, 2022 a	Sep. 14, 2022 $ / shares shares	May 18, 2022 $ / shares shares	Apr. 26, 2022 USD ($)	Jan. 02, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001							$ 0.001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										10,220,193
Adjusted price per share | $ / shares					$ 8.00					$ 0.001
Warrant modification expense						$ 25,318,519
Shares issued price per share | $ / shares						$ 0.79
Operating lease right of use asset						$ 79,431					$ 98,736
Payments for rent						443,464	$ 71,543
Share-based compensation						$ 609,000
Emmersive Entertainment, Inc [Member] | Milestone one [Member]
Earnout target description				In the event that the Company generates a minimum of $5,500,000 in annualized booked revenues from the operation of the Musician & Artist Platform (“Attributed Revenue”) ending eight (8) months following the Effective Date (“Tranche 1 Milestone Date”), the Emmersive Parties shall receive 100,000 restricted Cryptyde Shares (“Tranche One”) within thirty (30) after the Tranche 1 Milestone Date. In the event that the Company does not satisfy this milestone for any reason by the Tranche 1 Milestone Date, the Emmersive Parties shall have no rights to the additional Cryptyde Shares.
Emmersive Entertainment, Inc [Member] | Milestone two [Member]
Earnout target description				After the Effective Date, in the event the Company generates a minimum of $26,500,000 in annualized Attributed Revenues in any three-calendar month period ending on or before September 30, 2023, from the Musician & Artist Platform, the Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Two”). In the event Milestone Two is achieved, then Milestone One shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Two for any reason by September 30, 2023, the Emmersive Parties shall have no rights to Tranche Two.
Emmersive Entertainment, Inc [Member] | Milestone three [Member]
Earnout target description				After the Effective Date in the event that Buyer generates a minimum of $60,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before September 30, 2024, from the Musician & Artist Platform, the Emmersive Parties shall receive an additional 100,000 restricted Cryptyde Shares (“Tranche Three”). In the event Milestone Three is achieved, then Milestones One and Two shall also be deemed to have been achieved. In the event that the Company does not satisfy Milestone Three for any reason by September 30, 2024, time being of the essence, the Emmersive Parties shall have no rights to Tranche Three. In the event that the Company satisfies Milestone Three in the time prescribed they shall have the right to receive an additional 100,000 restricted shares of Cryptyde Shares (“Bonus Tranche”). In the event that the Company does not satisfy Milestone Three for any reason, the Emmersive Parties shall have no rights to the Bonus Tranche.
Vinco Venture Inc [Member]
Operating lease right of use asset												$ 98,736
Discount rate												4.50%
Foxx Trot Tango LLC [Member]
Area of land	250,000							25
Month to month basis lease	$ 87,500
Senior Secured Convertible Note [Member]
Proceeds from restricted funds account		$ 29,000,000
Payment for repurchase of notes		$ 22,000,000
Accredited Investor [Member] | Forever 8 Fund LLC [Member]
Debt instrument, conversion price | $ / shares									$ 1.00
Note Securities Purchase Agreement [Member]
Original issue discount					$ 3,333,333
Long-Term Debt					7,798,881
Proceeds from Issuance of Warrants					3,905,548
Placement agent fees					560,000
Note Securities Purchase Agreement [Member] | Palladium Capital Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares									773,333
Note Securities Purchase Agreement [Member] | BHY Capital NY Inc [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares									1,500,000
Adjusted price per share | $ / shares									$ 1.00
Note Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt Instrument, Face Amount					$ 33,333,333
Debt instrument, conversion price | $ / shares					$ 10.00
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.001
Debt instrument purchase amount					$ 30,000,000
Original issue discount					$ 3,333,333
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					3,333,333				3,333,333
Adjusted price per share | $ / shares					$ 10.00
Warrants and Rights Outstanding, Maturity Date					May 16, 2027
Fair Value Adjustment of Warrants					$ 3,905,548
Debt Instrument, Interest Rate, Stated Percentage					18.00%
Note Securities Purchase Agreement [Member] | Accredited Investor [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares					533,333
Adjusted price per share | $ / shares					$ 10.00
Amendment Agreement [Member] | Palladium Capital Group LLC [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		773,333	773,333
Amendment Agreement [Member] | BHY Capital NY Inc [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		1,500,000	1,500,000
Adjusted price per share | $ / shares		$ 1.06	$ 1.06
Amendment Agreement [Member] | Senior Secured Convertible Note [Member]
Debt instrument, conversion price | $ / shares		$ 1.06	$ 1.06
Debt description		The July 2022 Amendment Agreement also amended the Registration Rights Agreement. to require the Company to register (i) the number of shares of common stock equal to 200% of the shares issuable upon conversion of the Note and (ii) the number of shares of common stock equal to 200% of the shares issuable upon exercise of the warrant issued under the Note Securities Purchase Agreement, assuming all cash has been released from the Restricted Funds Account and the number of shares of common stock issuable upon exercise of the Warrant issued under the Note Securities Purchase Agreement has been adjusted in accordance with Section 3(c) of the warrant.
Shares restricted for future issuance | shares		15,050,315	15,050,315
Amendment Agreement [Member] | Accredited Investor [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		3,333,333	3,333,333
Technology License Agreements [Member]
Cash payment			$ 10,000,000
Issuance of common stock for restricted shares | shares			250,000
Technology License Agreements [Member] | Minimum [Member]
Indebtedness amount			$ 500,000
Technology License Agreements [Member] | Maximum [Member]
Indebtedness amount			$ 10,000,000
Termination and release agreement [Member] | Common Stock [Member]
Number of shares issued | shares				300,000